Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Geographic Location
The Company’s primary sources of revenue are from one revenue stream, product sales of manufactured parts. The Company is also presenting a disaggregation of revenue by geographical region (based on the external customer’s location) for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Revenues
Americas	$18,947,044	$12,946,158
Europe	499,294	476,087
Asia Pacific	565,726	544,006

Total	$20,012,064	$13,966,251